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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
Actively Managed Portfolio of Securities
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Not Applicable
6. Ticker Symbol(s) of New Derivative Securities Product:
JPHF
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Australian Stock Exchange (ASX), Bermuda, Borsa Italiana, Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Irish Stock Exchange, Johannesburg Stock Exchange, London Stock Exchange, Luxembourg, Mercado Continuo Espanol, NASDAQ Stock Market LLC, NYSE, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, OTC, SWS Swiss, Santiago Stock Exchange, Singapore Stock Exchange, Tokyo Stock Exchange, Toronto
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

16019894

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Colleen Steele

Title:
Assistant Corporate Secretary

Telephone Number:
301-978-8736

Manual Signature of Official Responsible for Form:

Date: **September 23, 2016**

SEC 2449 (6-01)

RECEIVED 2016 SEP 30 PM 3:39 SEC / TM

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 29 2016